Finance income and expenses - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 1.0	$ 5.0
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Nominal coupon rate	9.25%